RETIREMENT PLANS - 10-K (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Employer matching contribution, vesting term	5 years
Deferred compensation liability	$ 4,379,000	$ 2,047,000
Plan One
Defined Benefit Plan Disclosure [Line Items]
Minimum age requirement	21 years
Requisite service period	2 months
Employer matching contribution, percent of match	25.00%
Percent of employees' gross pay	4.00%
Employer matching contribution, vesting term	5 years
Plan Two
Defined Benefit Plan Disclosure [Line Items]
Requisite service period	6 months
Employer matching contribution, percent of match	25.00%
Employer matching contribution, vesting term	5 years
Maximum annual contributions per employee	$ 1,060